Trade accounts receivable (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Trade and other receivables	The following table summarises the trade accounts receivable outstanding in the consolidated statement of financial position as at the dates presented:

	Year ended 31 December
	2025	2024
	€ million	€ million
Trade accounts receivable, gross	2,743	2,622
Allowance for doubtful accounts	(58)	(58)
Total trade accounts receivable	2,685	2,564

Disclosure of ageing of trade accounts receivables	The following table summarises the ageing of trade accounts receivable, net of allowance for doubtful accounts, in the consolidated statement of financial position as at the dates presented:

	Year ended 31 December
	2025	2024
	€ million	€ million
Not past due	2,465	2,409
Past due 1 – 30 days	108	91
Past due 31 – 60 days	20	14
Past due 61 – 90 days	8	12
Past due 91 – 120 days	49	9
Past due 121+ days	35	29
Total trade accounts receivables	2,685	2,564

Disclosure of allowance for doubtful accounts	The following table summarises the change in the allowance for doubtful accounts for the periods presented:

Allowance for doubtful accounts
€ million
As at 31 December 2023	(54)
Provision for impairment recognised during the year	(11)
Receivables written off during the year as uncollectable	3
Reversals	4
Currency translation adjustments	—
As at 31 December 2024	(58)
Provision for impairment recognised during the year	(10)
Receivables written off during the year as uncollectable	4
Reversals	7
Currency translation adjustments	(1)
As at 31 December 2025	(58)